Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Capital Appreciation Fund, Inc.
Entity Central Index Key	0000887509
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000006955 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Capital Appreciation Fund, Inc.
Class Name	Institutional Shares
Trading Symbol	MAFGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Capital Appreciation Fund, Inc. (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$39	0.72%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.72%	[1]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	14.10%	36.51%	16.19%	14.67%
S&P 500® Index	15.07	33.89	15.77	13.35
Russell 1000® Growth Index	16.90	38.04	19.46	16.55

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,744,917,169
Holdings Count | Holding	35
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$3,744,917,169
Number of Portfolio Holdings	35
Portfolio Turnover Rate	10%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	45.6%
Consumer Discretionary	14.2%
Communication Services	13.9%
Health Care	8.6%
Financials	8.1%
Industrials	7.0%
Materials	1.4%
Real Estate	1.1%
Other Assets Less Liabilities	0.1%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	13.8%
Amazon.com, Inc.	10.1%
Microsoft Corp.	9.9%
Apple Inc.	8.3%
Meta Platforms, Inc., Class A	5.9%
Visa, Inc., Class A	3.9%
Broadcom, Inc.	3.8%
Eli Lilly & Co.	3.5%
Alphabet, Inc., Class A	3.2%
Netflix, Inc.	3.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	13.8%
Amazon.com, Inc.	10.1%
Microsoft Corp.	9.9%
Apple Inc.	8.3%
Meta Platforms, Inc., Class A	5.9%
Visa, Inc., Class A	3.9%
Broadcom, Inc.	3.8%
Eli Lilly & Co.	3.5%
Alphabet, Inc., Class A	3.2%
Netflix, Inc.	3.2%
(b)Excludes short-term securities.
C000006952 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Capital Appreciation Fund, Inc.
Class Name	Investor A Shares
Trading Symbol	MDFGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Capital Appreciation Fund, Inc. (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$52	0.97%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.97%	[2]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	13.95%	36.20%	15.88%	14.36%
Investor A Shares (with sales charge)	7.97	29.05	14.64	13.74
S&P 500® Index	15.07	33.89	15.77	13.35
Russell 1000® Growth Index	16.90	38.04	19.46	16.55

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,744,917,169
Holdings Count | Holding	35
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$3,744,917,169
Number of Portfolio Holdings	35
Portfolio Turnover Rate	10%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	45.6%
Consumer Discretionary	14.2%
Communication Services	13.9%
Health Care	8.6%
Financials	8.1%
Industrials	7.0%
Materials	1.4%
Real Estate	1.1%
Other Assets Less Liabilities	0.1%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	13.8%
Amazon.com, Inc.	10.1%
Microsoft Corp.	9.9%
Apple Inc.	8.3%
Meta Platforms, Inc., Class A	5.9%
Visa, Inc., Class A	3.9%
Broadcom, Inc.	3.8%
Eli Lilly & Co.	3.5%
Alphabet, Inc., Class A	3.2%
Netflix, Inc.	3.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	13.8%
Amazon.com, Inc.	10.1%
Microsoft Corp.	9.9%
Apple Inc.	8.3%
Meta Platforms, Inc., Class A	5.9%
Visa, Inc., Class A	3.9%
Broadcom, Inc.	3.8%
Eli Lilly & Co.	3.5%
Alphabet, Inc., Class A	3.2%
Netflix, Inc.	3.2%
(b)Excludes short-term securities.
C000006954 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Capital Appreciation Fund, Inc.
Class Name	Investor C Shares
Trading Symbol	MCFGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Capital Appreciation Fund, Inc. (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$96	1.79%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.79%	[3]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	13.48%	35.09%	14.96%	13.63%
Investor C Shares (with sales charge)	12.51	34.09	14.96	13.63
S&P 500® Index	15.07	33.89	15.77	13.35
Russell 1000® Growth Index	16.90	38.04	19.46	16.55

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,744,917,169
Holdings Count | Holding	35
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$3,744,917,169
Number of Portfolio Holdings	35
Portfolio Turnover Rate	10%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	45.6%
Consumer Discretionary	14.2%
Communication Services	13.9%
Health Care	8.6%
Financials	8.1%
Industrials	7.0%
Materials	1.4%
Real Estate	1.1%
Other Assets Less Liabilities	0.1%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	13.8%
Amazon.com, Inc.	10.1%
Microsoft Corp.	9.9%
Apple Inc.	8.3%
Meta Platforms, Inc., Class A	5.9%
Visa, Inc., Class A	3.9%
Broadcom, Inc.	3.8%
Eli Lilly & Co.	3.5%
Alphabet, Inc., Class A	3.2%
Netflix, Inc.	3.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	13.8%
Amazon.com, Inc.	10.1%
Microsoft Corp.	9.9%
Apple Inc.	8.3%
Meta Platforms, Inc., Class A	5.9%
Visa, Inc., Class A	3.9%
Broadcom, Inc.	3.8%
Eli Lilly & Co.	3.5%
Alphabet, Inc., Class A	3.2%
Netflix, Inc.	3.2%
(b)Excludes short-term securities.
C000088417 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Capital Appreciation Fund, Inc.
Class Name	Class K Shares
Trading Symbol	BFGBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Capital Appreciation Fund, Inc. (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$35	0.65%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.65%	[4]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	14.13%	36.61%	16.28%	14.78%
S&P 500® Index	15.07	33.89	15.77	13.35
Russell 1000® Growth Index	16.90	38.04	19.46	16.55

Performance Inception Date	Aug. 15, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,744,917,169
Holdings Count | Holding	35
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$3,744,917,169
Number of Portfolio Holdings	35
Portfolio Turnover Rate	10%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	45.6%
Consumer Discretionary	14.2%
Communication Services	13.9%
Health Care	8.6%
Financials	8.1%
Industrials	7.0%
Materials	1.4%
Real Estate	1.1%
Other Assets Less Liabilities	0.1%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	13.8%
Amazon.com, Inc.	10.1%
Microsoft Corp.	9.9%
Apple Inc.	8.3%
Meta Platforms, Inc., Class A	5.9%
Visa, Inc., Class A	3.9%
Broadcom, Inc.	3.8%
Eli Lilly & Co.	3.5%
Alphabet, Inc., Class A	3.2%
Netflix, Inc.	3.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	13.8%
Amazon.com, Inc.	10.1%
Microsoft Corp.	9.9%
Apple Inc.	8.3%
Meta Platforms, Inc., Class A	5.9%
Visa, Inc., Class A	3.9%
Broadcom, Inc.	3.8%
Eli Lilly & Co.	3.5%
Alphabet, Inc., Class A	3.2%
Netflix, Inc.	3.2%
(b)Excludes short-term securities.
C000006956 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Capital Appreciation Fund, Inc.
Class Name	Class R Shares
Trading Symbol	MRFGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Capital Appreciation Fund, Inc. (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$72	1.35%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.35%	[5]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class R Shares	13.76%	35.66%	15.48%	14.01%
S&P 500® Index	15.07	33.89	15.77	13.35
Russell 1000® Growth Index	16.90	38.04	19.46	16.55

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,744,917,169
Holdings Count | Holding	35
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$3,744,917,169
Number of Portfolio Holdings	35
Portfolio Turnover Rate	10%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	45.6%
Consumer Discretionary	14.2%
Communication Services	13.9%
Health Care	8.6%
Financials	8.1%
Industrials	7.0%
Materials	1.4%
Real Estate	1.1%
Other Assets Less Liabilities	0.1%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	13.8%
Amazon.com, Inc.	10.1%
Microsoft Corp.	9.9%
Apple Inc.	8.3%
Meta Platforms, Inc., Class A	5.9%
Visa, Inc., Class A	3.9%
Broadcom, Inc.	3.8%
Eli Lilly & Co.	3.5%
Alphabet, Inc., Class A	3.2%
Netflix, Inc.	3.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	13.8%
Amazon.com, Inc.	10.1%
Microsoft Corp.	9.9%
Apple Inc.	8.3%
Meta Platforms, Inc., Class A	5.9%
Visa, Inc., Class A	3.9%
Broadcom, Inc.	3.8%
Eli Lilly & Co.	3.5%
Alphabet, Inc., Class A	3.2%
Netflix, Inc.	3.2%
(b)Excludes short-term securities.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.